Revenue by Geographical Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total revenues, Net	$ 33,836	$ 32,801	$ 33,480
Rest of World and Other [Member]
Segment Reporting Information [Line Items]
Total revenues, Net	32,843	31,839	32,492
Rest of World and Other [Member] | UNITED STATES
Segment Reporting Information [Line Items]
Total revenues, Net	7,687	7,408	6,612
Rest of World and Other [Member] | BRAZIL
Segment Reporting Information [Line Items]
Total revenues, Net	4,750	3,853	4,637
Rest of World and Other [Member] | FRANCE
Segment Reporting Information [Line Items]
Total revenues, Net	3,030	2,733	2,968
Rest of World and Other [Member] | ITALY
Segment Reporting Information [Line Items]
Total revenues, Net	2,688	2,624	3,438
Rest of World and Other [Member] | GERMANY
Segment Reporting Information [Line Items]
Total revenues, Net	1,677	1,600	1,705
Rest of World and Other [Member] | CANADA
Segment Reporting Information [Line Items]
Total revenues, Net	1,687	1,779	1,546
Rest of World and Other [Member] | AUSTRALIA
Segment Reporting Information [Line Items]
Total revenues, Net	1,015	1,227	1,148
Rest of World and Other [Member] | ARGENTINA
Segment Reporting Information [Line Items]
Total revenues, Net	937	718	757
Rest of World and Other [Member] | SPAIN
Segment Reporting Information [Line Items]
Total revenues, Net	666	665	897
Rest of World and Other [Member] | POLAND
Segment Reporting Information [Line Items]
Total revenues, Net	504	578	531
Rest of World and Other [Member] | Others Countries [Member]
Segment Reporting Information [Line Items]
Total revenues, Net	$ 8,202	$ 8,654	$ 8,253